Other investments	12 Months Ended
Feb. 28, 2022
Disclosure Of Other Investments [Abstract]
Other Investments
8	Other investments

During the fiscal year ended February 28, 2022, the Group invested a total of US$25 million in Trade Credit Partners Ltd., a Cayman Islands exempted fund (“the Fund”) that exclusively invests in, and manages assets in trade finance.

The Fund was formed to pool investment funds from investors for the purpose of originating receivable available for purchase, advance payment transactions with commodity traders, and investment in trade claims and receivables generated from commodity trades. As part of its investment strategy, the Fund will target exporters and/or trading companies located outside the United States whom the Fund believes are underserved by traditional sources of trade financing. The Fund may seek out insured receivables, advance payments transactions requiring financing, and structured products for the trade finance market. Additionally, the Fund may purchase from banks or other creditors under-performing receivables at discounts. The Fund may also purchase receivables which are borne from blockchain-enabled trade finance and/or commodity trading technology platforms.

The investment in TCP does not provide the Group control over the Fund. The Fund’s manager  conducts their own analysis and due diligence on investments independently from the Group. The Fund’s management has a fiduciary duty to its investors to assess and evaluate acquisition of all assets with the Funds money with prudence and independence.  The Group, from time to time, may share investment opportunities with the Fund management to evaluate. The investment is designated and measured at fair value through profit or loss (FVTPL) because its performance is monitored and managed on a fair value basis.

The fair value measurements for the investment have been categorized as Level 3 fair values based on the inputs to the valuation techniques used. Fair value measurement will be performed on a quarterly basis.

Information about the Group’s exposure to credit and market risks, and fair value measurement, is included in Note 27.

As of February 28, 2022, the Fund had invested a majority of its capital in three trading companies.  The trading companies are also clientele of the Group.  The Group’s management has determined that the Fund’s manager is responsible for the direction for the allocation and deployment of the Fund’s assets after conducting diligence to determine the credit worthiness of those investment he is deploying funds to.